Incorporation and Nature of Operations	12 Months Ended
Dec. 31, 2020
Disclosure Of Notes And Other Explanatory Information [Abstract]
Incorporation and Nature of Operations	Incorporation and Nature of Operations

Oncolytics Biotech Inc. was incorporated on April 2, 1998 under the Business Corporations Act (Alberta) as 779738 Alberta Ltd. On April 8, 1998, we changed our name to Oncolytics Biotech Inc.

Our consolidated financial statements for the year ended December 31, 2020, were authorized for issue in accordance with a resolution of the Board of Directors (the "Board") on March 4, 2021. We are a limited company incorporated and domiciled in Canada. Our shares are publicly traded on the Nasdaq Capital Markets and the Toronto Stock Exchange. Our principal place of business is located at 210, 1167 Kensington Crescent NW, Calgary, Alberta, Canada.

We are a development stage biopharmaceutical company that focuses on the discovery and development of pharmaceutical products for the treatment of cancers that have not been successfully treated with conventional therapeutics. Our lead product, pelareorep, is a potential immuno-oncology viral-agent that may be a novel treatment for certain types of cancer and may be an alternative to or used in combination with existing cytotoxic or cytostatic therapies. Our clinical development program for pelareorep centers on key immunotherapy combinations. Specifically, immunotherapy combinations in which pelareorep has the potential to provoke specific innate and adaptive immune responses when combined with checkpoint blockade therapy, chemotherapy and/or targeted therapies.